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Western-Southern Life Assurance Company Separate Account 1
400 Broadway
Cincinnati, Ohio  45202

May 7, 1997

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Western-Southern Life Assurance Company
          Separate Account 1
          Post-Effective Amendment No. 4 to
          Registration Statement on Form N-4
          File No. 33-76582
          ------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Western-Southern Life Assurance Company Separate Account 1 (the "Registrant) hereby certifies that the form of the Prospectus and Statement of Additional Information dated May 1, 1997 for flexible purchase payment deferred variable annuity contracts that would have been filed by the Registrant pursuant to Rule 497(c) would not have differed from that contained in the Post-Effective Amendment No. 4 to the Registrant's Registration Statement (the "Amendment"). The Amendment is the most recent amendment to such Registration Statement and was filed electronically on April 30, 1997.

     Please address any questions or comments to J. Leland Brewster II or Karen
M. McLaughlin at (513) 651-6800.

                                        Very truly yours,

                                        WESTERN-SOUTHERN LIFE ASSURANCE
                                        COMPANY SEPARATE ACCOUNT 1
                                        by
                                        WESTERN-SOUTHERN LIFE ASSURANCE
                                        COMPANY

                                        By:  /s/  Edward S. Heenan
                                             -----------------------------
                                             Edward S. Heenan,
                                             Vice President and Controller